DISPOSITION OF AIRCARD BUSINESS Schedule of gain on sale of disposal (Details) - Air Card Business [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2013	Apr. 03, 2014
Disposition of AirCard business
Cash proceeds received	$ 122,807
Proceeds held in escrow	13,800		$ 13,800
Total proceeds	136,607
Transaction costs	(2,849)
Net proceeds	133,758
Assets and liabilities held for sale	(39,680)
Gross gain on disposal	94,078	$ 94,078
Income tax expense	(23,896)
Gain on disposal, net of taxes	$ 70,182